Supplement dated September 17, 2025
to the Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus and SAI Dated
Columbia ETF Trust I
Columbia Core Bond ETF	9/15/2025
Effective immediately, all references to the Fund's ticker symbol in the Prospectus and SAI are hereby replaced with CRUX.
Shareholders should retain this Supplement for future reference.
SUP340_03_001_(09/25)